Supplement to the John Hancock Equity Funds Prospectus
                          John Hancock Core Growth Fund
                          John Hancock Core Value Fund




On February 26, 2002, the Trustees of John Hancock Core Growth Fund and John Hancock Core Value Fund (each a "Fund" and together the "Funds") voted to recommend that shareholders of the Funds approve tax-free reorganizations of the Funds as described below.

Under the terms of each reorganization, subject to shareholder approval at a shareholders meeting scheduled for May 29, 2002, each Fund would transfer all of its assets and liabilities to John Hancock Core Equity Fund ("Core Equity Fund") in a tax-free exchange for shares of equal value of Core Equity Fund. Further information regarding the proposed reorganizations will be contained in a proxy statement and prospectus scheduled to be mailed to each Fund's shareholders on or about April 15, 2002.

Effective March 15, 2002, the Funds will be closed to all new accounts.

March 1, 2002

2/02

          Supplement to the John Hancock Institutional Funds Prospectus
                               Dated July 2, 2001



John Hancock Independence Balanced Fund

On February 26, 2002, the Trustees of John Hancock Independence Balanced Fund (the "Fund") voted to recommend that shareholders approve a tax-free reorganization of the Fund, as described below.

Under the terms of the reorganization, subject to shareholder approval at a shareholder meeting scheduled to be held on May 29, 2002, the Fund would transfer all of its assets and liabilities to John Hancock Balanced Fund ("Balanced Fund") in a tax-free exchange for shares of equal value of Balanced Fund. Further information regarding the proposed reorganization will be contained in a proxy statement and prospectus scheduled to be mailed to shareholders on or about April 15, 2002.

Effective March 15, 2002, the Fund will be closed to all new accounts.


John Hancock Independence Medium Capitalization Fund

On February 26, 2002, the Trustees of John Hancock Independence Medium Capitalization Fund (the "Fund") voted liquidate the Fund due to its small size and inability to conduct its business and operations in an economically viable manner. It is anticipated that the liquidation will occur on or about June 7, 2002.

Effective March 15, 2002, the Fund will be closed to all new accounts. The Fund will be closed to subsequent purchases by existing investors effective May 27, 2002.


John Hancock Independence Diversified Core Equity Fund II

In the "Goal and Strategy" section on page 4, the fourth paragraph has been deleted and replaced with the following:

This process, together with a risk/return analysis against the S&P 500 Index, results in a portolio of approximately 75 to 125 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.


February 27, 2002

2/02

          Supplement to the John Hancock Institutional Funds Prospectus
                               Dated July 2, 2001


John Hancock Small Cap Equity Fund

On November 20, 2001, the Trustees of the John Hancock Small Cap Equity Fund voted to change the Fund's name to the John Hancock Small Cap Equity Fund Y, effective March 1, 2002.

John Hancock Active Bond Fund
John Hancock Medium Capitalization Growth Fund
John Hancock Small Cap Equity Fund Y
John Hancock International Equity Fund

On February 26, 2002, the Trustees of the John Hancock Institutional Series Trust (the "Trust") voted to recommend that shareholders of the Series of the Trust listed below (the "Acquired Funds") approve the following tax-free reorganizations:

--------------------------------------------------------------------------------
                    Acquired Funds                       Acquiring Funds
--------------------------------------------------------------------------------
Active Bond Fund                               Bond Fund
--------------------------------------------------------------------------------
Medium Capitalization Growth Fund              Mid Cap Growth Fund
--------------------------------------------------------------------------------
Small Cap Equity Fund Y                        Small Cap Equity Fund
--------------------------------------------------------------------------------
International Equity Fund                      International Fund
--------------------------------------------------------------------------------

Under the terms of each reorganization, subject to shareholder approval at a shareholder meeting scheduled for May 29, 2002, each Acquired Fund would transfer all of its assets and liabilities to the corresponding Acquiring Fund in a tax-free exchange for Class I shares of equal value of the Acquiring Fund. Further information regarding each proposed reorganization will be contained in a proxy statement and prospectus scheduled to be mailed to shareholders on or about April 15, 2002.

Effective March 15, 2002, each Acquired Fund will be closed to all new accounts.

February 27, 2002

2/02

             Supplement to the John Hancock Equity Funds Prospectus
                          John Hancock Core Growth Fund
                          John Hancock Core Value Fund




On February 26, 2002, the Trustees of John Hancock Core Growth Fund and John Hancock Core Value Fund (each a "Fund" and together the "Funds") voted to recommend that shareholders of the Funds approve tax-free reorganizations of the Funds as described below.

Under the terms of each reorganization, subject to shareholder approval at a shareholders meeting scheduled for May 29, 2002, each Fund would transfer all of its assets and liabilities to John Hancock Core Equity Fund ("Core Equity Fund") in a tax-free exchange for shares of equal value of Core Equity Fund. Further information regarding the proposed reorganizations will be contained in a proxy statement and prospectus scheduled to be mailed to each Fund's shareholders on or about April 15, 2002.

Effective March 15, 2002, the Funds will be closed to all new accounts.

March 1, 2002

2/02

                        JOHN HANCOCK
--------------------------------------------------------------------------------

Prospectus 3.1.02       Equity funds

                        Core Growth Fund

                        Core Value Fund

    [LOGO](R)           As with all mutual funds, the Securities and Exchange
------------------      Commission has not approved or disapproved these funds
JOHN HANCOCK FUNDS      or determined whether the information in this prospectus
                        is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary              Core Growth Fund                        4
of goals, strategies, risks,
performance and expenses.           Core Value Fund                         6

Policies and instructions for       Your account
opening, maintaining and
closing an account in any           Choosing a share class                  8
equity fund.                        How sales charges are calculated        8
                                    Sales charge reductions and waivers     9
                                    Opening an account                     10
                                    Buying shares                          11
                                    Selling shares                         12
                                    Transaction policies                   14
                                    Dividends and account policies         14
                                    Additional investor services           15

Further information on the          Fund details
equity funds.
                                    Business structure                     16
                                    Financial highlights                   17

                                    For more information           back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK EQUITY FUNDS

These funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk profile.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     have longer time horizons

o     want to diversify their portfolios

o     are seeking funds for the equity portion of an asset allocation portfolio

o are investing for retirement or other goals that are many years in the future

Equity funds may NOT be appropriate if you:

o     are investing with a shorter time horizon in mind

o     are uncomfortable with an investment that may go up and down in value

RISKS OF MUTUAL FUNDS

Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

THE MANAGEMENT FIRM

All John Hancock equity funds are managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. and manages approximately $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

Core Growth Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks capital appreciation. To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes stocks of companies with relatively high potential long-term earnings growth. The portfolio's risk profile is substantially similar to that of the Russell 1000 Growth Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 40% to 50% of these companies also are included in the Russell 1000 Growth Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Growth Index, results in a portfolio of approximately 90 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity securities, including dollar-denominated foreign securities.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

SUBADVISER

Independence Investment LLC
-------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                                            2000    2001

                                                          -17.48% -18.93%

Best quarter: Q4 '99, 18.24%  Worst quarter: Q1 '01, -21.33%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                                Life of     Life of    Life of
                                    1 year      Class A     Class B    Class C

Class A - began 7/1/99              -22.96%     -13.21%     --         --
Class B - began 7/1/99              -23.56%     --          -13.06%    --
Class C - began 7/1/99              -21.13%     --          --         -12.36%
Index                               -20.42%     -11.40%     -11.40%    -11.40%

Index: Russell 1000 Growth Index, an unmanaged index of growth stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, growth stocks could underperform value stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                          5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                             5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less  none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses(3)                         Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                       0.80%     0.80%     0.80%
Distribution and service (12b-1) fees                0.30%     1.00%     1.00%
Other expenses                                       0.48%     0.48%     0.48%
Total fund operating expenses                        1.58%     2.28%     2.28%
Expense reimbursement (at least until 6/30/02)       0.09%     0.09%     0.09%
Net annual operating expenses                        1.49%     2.19%     2.19%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                                  Year 1   Year 3     Year 5     Year 10
--------------------------------------------------------------------------------
Class A                                   $644     $  965     $1,309     $2,277
Class B - with redemption                 $722     $1,004     $1,412     $2,433
        - without redemption              $222     $  704     $1,212     $2,433
Class C - with redemption                 $419     $  797     $1,300     $2,682
        - without redemption              $320     $  797     $1,300     $2,682

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) Expense figures show the expenses for the past year adjusted to reflect any changes.

FUND CODES

Class A
------------------------------

Ticker            JACGX
CUSIP             410132849
Newspaper         CoreGrA
SEC number        811-8852
JH fund number    79

Class B
------------------------------

Ticker            JBCGX
CUSIP             410132831
Newspaper         CoreGrB
SEC number        811-8852
JH fund number    179


Class C
------------------------------

Ticker            JCCGX
CUSIP             410132823
Newspaper         --
SEC number        811-8852
JH fund number    579

Core Value Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks above-average total return (capital appreciation plus income). To pursue this goal, the fund invests in a diversified portfolio of primarily large-capitalization stocks and emphasizes relatively undervalued stocks and high dividend yields. The portfolio's risk profile is substantially similar to that of the Russell 1000 Value Index.

The managers select from a menu of stocks of approximately 600 companies that evolves over time. Approximately 50% to 60% of these companies also are included in the Russell 1000 Value Index. The subadviser's investment research team is organized by industry and tracks these companies to develop earnings estimates and five-year projections for growth. A series of proprietary computer models use this in-house research to rank the stocks according to their combination of:

o     value, meaning they appear to be underpriced

o     improving fundamentals, meaning they show potential for strong growth

This process, together with a risk/return analysis against the Russell 1000 Value Index, results in a portfolio of approximately 100 to 130 of the stocks from the top 60% of the menu. The fund generally sells stocks that fall into the bottom 20% of the menu.

In normal market conditions, the fund is almost entirely invested in stocks. The fund may, however, invest in certain other types of equity securities, including dollar-denominated foreign securities.

In abnormal market conditions, the fund may temporarily invest more than 35% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================

SUBADVISER

Independence Investment LLC
------------------------------------------------------

Team responsible for day-to-day investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PAST PERFORMANCE

[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. Class A average annual figures reflect sales charges. Year-by-year and index figures do not reflect these charges and would be lower if they did. In addition, 12b-1 fees were imposed beginning July 1, 2000 for Class A shares and would result in lower returns if reflected in these figures. All figures assume dividend reinvestment. Past performance does not indicate future results.

--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
                                  1996    1997     1998    1999    2000    2001

                                 20.66%  30.63%   18.79%   4.65%  6.46%   -8.10%

Best quarter: Q4 '98, 18.79% Worst quarter: Q3 '98, -13.99%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/01
--------------------------------------------------------------------------------
                                                  Life of    Life of    Life of
                              1 year     5 year   Class A    Class B    Class C

Class A - began 10/2/95       -12.67%    8.57%    11.39%     --         --
Class B - began 7/1/99        -13.34%    --       --         -5.38%     --
Class C - began 7/1/99        -10.59%    --       --         --         -4.62%
Index                         -5.59%     11.13%   13.52%     -1.84%     -1.84%

Index: Russell 1000 Value Index, an unmanaged index of value stocks in the Russell 1000 Index of the 1,000 largest-capitalization U.S. stocks.

MAIN RISKS

[Clip Art] The value of your investment will fluctuate in response to stock market movements.

Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks. Similarly, value stocks could underperform growth stocks.

The fund's management strategy has a significant influence on fund performance. If the investment research team's earnings estimates or projections turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

--------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A   Class B   Class C
--------------------------------------------------------------------------------
Maximum sales charge (load)                          5.00%     5.00%     2.00%
Maximum front-end sales charge (load) on purchases
as a % of purchase price                             5.00%     none      1.00%
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less  none(2)   5.00%     1.00%

--------------------------------------------------------------------------------
Annual operating expenses(3)                         Class A   Class B   Class C
--------------------------------------------------------------------------------
Management fee                                       0.80%     0.80%     0.80%
Distribution and service (12b-1) fees                0.30%     1.00%     1.00%
Other expenses                                       0.67%     0.67%     0.67%
Total fund operating expenses                        1.77%     2.47%     2.47%
Expense reimbursement (at least until 6/30/02)       0.32%     0.32%     0.32%
Net annual operating expenses                        1.45%     2.15%     2.15%

The hypothetical example below shows what your expenses would be after the expense reimbursement (first year only) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                        Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                         $640         $1,000       $1,383       $2,455
Class B - with redemption       $718         $1,039       $1,487       $2,609
        - without redemption    $218         $  739       $1,287       $2,609
Class C - with redemption       $415         $  832       $1,374       $2,854
        - without redemption    $316         $  832       $1,374       $2,854

(1)   A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."
(3) Expense figures show the expenses for the past year adjusted to reflect any changes.

FUND CODES

Class A
---------------------------------
Ticker            JHIVX
CUSIP             410132807
Newspaper         --
SEC number        811-8852
JH fund number    88

Class B
---------------------------------
Ticker            JHVBX
CUSIP             410132815
Newspaper         CoreValB
SEC number        811-8852
JH fund number    188

Class C
---------------------------------
Ticker            JHVCX
CUSIP             410132799
Newspaper         --
SEC number        811-8852
JH fund number    588

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o     A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------

o     A front-end sales charge, as described at right.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost share-holders more than other types of sales charges.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

Your broker receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker.

Your broker or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A and Class C Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                           As a % of       As a % of your
Your investment            offering price  investment
Up to $49,999              5.00%           5.26%
$50,000 - $99,999          4.50%           4.71%
$100,000 - $249,999        3.50%           3.63%
$250,000 - $499,999        2.50%           2.56%
$500,000 - $999,999        2.00%           2.04%
$1,000,000 and over        See below

--------------------------------------------------------------------------------
Class C sales charges
--------------------------------------------------------------------------------

                           As a % of       As a % of your
Your investment            offering price  investment
Up to $1,000,000           1.00%           1.01%
$1,000,000 and over        none

Investments of $1 million or more Class A and Class C shares are available with no front-end sales charge. However, there is a contingent deferred sales charge
(CDSC) on any Class A shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                           CDSC on shares
Your investment                            being sold
First $1M - $4,999,999                     1.00%
Next $1 - $5M above that                   0.50%
Next $1 or more above that                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


8 YOUR ACCOUNT

Class B Shares are offered at their net asset value per share, without any initial sales charge.

Class B and Class C A CDSC may be charged if you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
                                        CDSC on shares
Years after purchase                    being sold
1st year                                5.00%
2nd year                                4.00%
3rd or 4th year                         3.00%
5th year                                2.00%
6th year                                1.00%
After 6th year                          none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                    CDSC
1st year                                1.00%
After 1st year                          none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.

To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


                                                                  YOUR ACCOUNT 9

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

Class C shares may be offered without front-end sales charges to various individuals and institutions.

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     retirement account: $250

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250

3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


10 YOUR ACCOUNT

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
               Opening an account               Adding to an account

By check

[Clip Art]     o Make out a check for the       o Make out a check for the
                 investment amount, payable to    investment amount payable to
                 "John Hancock Signature          "John Hancock Signature
                 Services, Inc."                  Services, Inc."

               o Deliver the check and your     o Fill out the detachable
                 completed application to your    investment slip from an
                 financial representative, or     account statement. If no
                 mail them to Signature           slip is available,
                 Services (address below).        include a note specifying
                                                  the fund name, your share
                                                  class, your account number
                                                  and the name(s) in which
                                                  the account is registered.

                                                o Deliver the check and your
                                                  investment slip or note to
                                                  your financial representative,
                                                  or mail them to Signature
                                                  Services (address below).

By exchange

[Clip Art]     o Call your financial            o Log on to www.jhfunds.com
                 representative or                to process exchanges
                 Signature Services to            between funds.
                 request an exchange.
                                                o Call EASI-Line for
                                                  automated service 24 hours
                                                  a day using your touch-tone
                                                  phone at 1-800-338-8080.

                                                o Call your financial
                                                  representative or Signature
                                                  Services to request an
                                                  exchange.

By wire

[Clip Art]     o Deliver your completed         o Instruct your bank to wire
                 application to your financial    the amount of your
                 representative, or mail          investment to:
                 it to Signature Services.         First Signature Bank & Trust
                                                   Account # 900000260
               o Obtain your account number by     Routing # 211475000
                 calling your financial
                 representative or Signature    Specify the fund name, your
                 Services.                      share class, your account number
                                                and the name(s) in which the
               o Instruct your bank to wire     account is registered.
                 the amount of your investment  Your bank may charge a fee to
                  to:                           wire funds.
                  First Signature Bank & Trust
                  Account # 900000260
                  Routing # 211475000

               Specify the fund name, your
               choice of share class, the new
               account number and the name(s)
               in which the account is
               registered. Your bank may
               charge a fee to wire funds.

By Internet

[Clip Art]     See "By exchange" and "By wire." o Verify that your bank
                                                  or credit union is a
                                                  member of the Automated
                                                  Clearing House (ACH)
                                                  system.

                                                o Complete the "Bank
                                                  Information" section on
                                                  your account application.

                                                o Log on to www.jhfunds.com
                                                  to initiate purchases using
                                                  your authorized bank account.

By phone

[Clip Art]     See "By exchange" and "By wire." o Verify that your bank
                                                  or credit union is a
                                                  member of the Automated
                                                  Clearing House (ACH)
                                                  system.

                                                o Complete the "Bank
                                                  Information" section on
                                                  your account application.

                                                o Call EASI-Line for
                                                  automated service 24
                                                  hours a day using your
                                                  touch-tone phone at
                                                  1-800-338-8080.

                                                o Call your financial
                                                  representative or
                                                  Signature Services between
                                                  8 A.M. and 4 P.M. Eastern
                                                  Time on most business days.

---------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for
instructions and assistance.
---------------------------------------------

To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
               Designed for               To sell some or all of your shares

By letter

[Clip Art]     o Accounts of any type.    o Write a letter of instruction
                                            or complete a stock power
               o Sales of any amount.       indicating the fund name, your
                                            share class, your account number,
                                            the name(s) in which the account
                                            is registered and the dollar
                                            value or number of shares you
                                            wish to sell.
                                          o Include all signatures and any
                                            additional documents that may be
                                            required (see next page).

                                          o Mail the materials to Signature
                                            Services.

                                          o A check will be mailed to the
                                            name(s) and address in which the
                                            account is registered, or otherwise
                                            according to your letter of
                                            instruction.

By Internet

[Clip Art]     o Most accounts.           o Log on to www.jhfunds.com to
                                            initiate redemptions from your
               o Sales of up to $100,000.   funds.

By phone

[Clip Art]     o Most accounts.           o Call EASI-Line for automated
                                            service 24 hours a day using
               o Sales of up to $100,000.   your touch-tone phone at
                                            1-800-338-8080.

                                          o Call your financial
                                            representative or Signature
                                            Services between 8 A.M. and
                                            4 P.M. Eastern Time on most
                                            business days.

By wire or electronic funds transfer (EFT)

[Clip Art]     o Requests by letter to    o To verify that the Internet
                 sell any amount.           or telephone redemption
                                            privilege is in place on an
               o Requests by Internet or    account, or to request the
                 phone to sell up to        form to add it to an existing
                 $100,000.                  account, call Signature
                                            Services.

                                          o Amounts of $1,000 or more
                                            will be wired on the next
                                            business day. A $4 fee will
                                            be deducted from your account.

                                          o Amounts of less than $1,000
                                            may be sent by EFT or by check.
                                            Funds from EFT transactions
                                            are generally available by the
                                            second business day. Your bank
                                            may charge a fee for this
                                            service.

By exchange

[Clip Art]     o Accounts of any type.    o Obtain a current prospectus
                                            for the fund into which you
               o Sales of any amount.       are exchanging by Internet
                                            or by calling your financial
                                            representative or Signature
                                            Services.

                                          o Log on to www.jhfunds.com to
                                            process exchanges between
                                            your funds.

                                          o Call EASI-Line for automated
                                            service 24 hours a day using
                                            your touch-tone phone at
                                            1-800-338-8080.

                                          o Call your financial
                                            representative or Signature
                                            Services to request an
                                            exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


12 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                            Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint or    o Letter of instruction.
UGMA/UTMA accounts (custodial
accounts for minors).             o On the letter, the signatures of
                                    all persons authorized to sign for the
                                    account, exactly as the account is
                                    registered.

                                  o Signature guarantee if applicable
                                    (see above).

Owners of corporate, sole         o Letter of instruction.
proprietorship, general partner
or association accounts.          o Corporate business/organization
                                    resolution, certified within the past 12 months, or a John Hancock Funds business/ organization certification form.

                                  o On the letter and the resolution, the
                                    signature of the person(s) authorized to sign for the account.

                                  o Signature guarantee if applicable (see
                                    above).

Owners or trustees of trust       o Letter of instruction.
accounts.
                                  o On the letter, the signature(s) of
                                    the trustee(s).

                                  o Copy of the trust document certified
                                    within the past 12 months or a John
                                    Hancock Funds trust certification form.

                                  o Signature guarantee if applicable (see
                                    above).

Joint tenancy shareholders with   o Letter of instruction signed by
rights of survivorship whose        surviving tenant.
co-tenants are deceased.
                                  o Copy of death certificate.

                                  o Signature guarantee if applicable (see
                                    above).

Executors of shareholder estates. o Letter of instruction signed by executor.

                                  o Copy of order appointing executor,
                                    certified within the past 12 months.

                                  o Signature guarantee if applicable (see
                                    above).

Administrators, conservators,     o Call 1-800-225-5291 for instructions.
guardians and other sellers or
account types not listed above.

---------------------------------------------------------
Address:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions
and assistance.
---------------------------------------------------------


                                                                 YOUR ACCOUNT 13

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The funds may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the funds may trade on U.S. holidays and weekends, even though the funds' shares will not be priced on those days. This may change a fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties who, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares The funds no longer issue share certificates. Shares are electronically recorded. Any existing certificated shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally distribute most or all of their net earnings annually in the form of dividends. Any capital gains are distributed annually. The funds declare and pay any income dividends annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less,


14 YOUR ACCOUNT
your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


                                                                 YOUR ACCOUNT 15

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock equity funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees of the Core Growth and Core Value funds have the power to change the funds' respective investment goals without shareholderapproval.

Management fees The management fees paid to the investment adviser by the John Hancock equity funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                      % of net assets
--------------------------------------------------------------------------------
Core Growth                               0.71%
Core Value                                0.48%

                            -----------------------
                                  Shareholders
                            -----------------------

    Distribution and
  shareholder services

               ---------------------------------------------------
                          Financial services firms and
                              their representatives

                      Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
               ---------------------------------------------------

               ---------------------------------------------------
                              Principal distributor

                             John Hancock Funds, LLC

                    Markets the funds and distributes shares
                   through selling brokers, financial planners
                      and other financial representatives.
               ---------------------------------------------------

               ---------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
                keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
               ---------------------------------------------------

                                                                     Asset
                                                                  management

               ---------------------------------------------------
                                   Subadviser

                           Independence Investment LLC
                                53 State Street
                                Boston, MA 02109

                          Provides portfolio management
                                  to the funds.
               ---------------------------------------------------

               ---------------------------------------------------
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                         Manages the funds' business and
                             investment activities.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Custodian

                              The Bank of New York
                                 One Wall Street
                            New York, New York 10286

                      Holds the funds' assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                          calculating each fund's NAV.
               ---------------------------------------------------

               ---------------------------------------------------
                                    Trustees

                         Oversee the funds' activities.
               ---------------------------------------------------


16 FUND DETAILS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

Core Growth Fund

Figures audited by Deloitte & Touche LLP.

-----------------------------------------------------------------------------------------
Class A - period ended:                                           2/00(1)          2/01
-----------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $ 18.14       $ 19.80
Net investment income (loss)(2)                                     (0.05)        (0.18)
Net realized and unrealized gain (loss) on investments               1.73         (4.95)
Total from investment operations                                     1.68         (5.13)
Less distributions:
  From net realized gain                                            (0.02)        (0.32)
Net asset value, end of period                                    $ 19.80       $ 14.35
Total return(3,4) (%)                                                9.25(5)
Ratios and supplemental data
Net assets, end of period (in millions) ($)                            21            40
Ratio of expenses to average net assets (%)                          1.25(6)       1.49
Ratio of adjusted expenses to average net assets(7,8) (%)            1.63(6)       1.58
Ratio of net investment income (loss) to average net assets (%)     (0.39)(6)     (0.91)
Portfolio turnover rate (%)                                            72           115

-----------------------------------------------------------------------------------------
Class B - period ended:                                           2/00(1)          2/01
-----------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $ 18.14       $ 19.73
Net investment income (loss)(2)                                     (0.13)        (0.31)
Net realized and unrealized gain (loss) on investments               1.74         (4.92)
Total from investment operations                                     1.61         (5.23)
Less distributions:
  From net realized gain                                            (0.02)        (0.32)
Net asset value, end of period                                    $ 19.73       $ 14.18
Total return(3,4) (%)                                                8.86(5)     (26.86)
Ratios and supplemental data
Net assets, end of period (in millions) ($)                            23            23
Ratio of expenses to average net assets (%)                          1.95(6)       2.19
Ratio of adjusted expenses to average net assets(7,8) (%)            2.33(6)       2.28
Ratio of net investment income (loss) to average net assets (%)     (1.09)(6)     (1.60)
Portfolio turnover rate (%)                                            72           115


                                                                 FUND DETAILS 17

Core Growth Fund continued

-----------------------------------------------------------------------------------------
Class C - period ended:                                           2/00(1)          2/01
-----------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                              $ 18.14       $ 19.73
Net investment income (loss)(2)                                     (0.13)        (0.31)
Net realized and unrealized gain (loss) on investments               1.74         (4.91)
Total from investment operations                                     1.61         (5.22)
Less distributions:
  From net realized gain                                            (0.02)        (0.32)
Net asset value, end of period                                    $ 19.73       $ 14.19
Total return(3,4) (%)                                                8.86(5)     (26.81)
Ratios and supplemental data
Net assets, end of period (in millions) ($)                           0.9             2
Ratio of expenses to average net assets (%)                          1.95(6)       2.19
Ratio of adjusted expenses to average net assets(7,8) (%)            2.33(6)       2.28
Ratio of net investment income (loss) to average net assets (%)     (1.09)(6)     (1.61)
Portfolio turnover rate (%)                                            72           115

(1)   Class A, Class B and Class C shares began operations on July 1, 1999.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5)   Not annualized.
(6)   Annualized.
(7) Does not take into consideration expense reductions during the periods shown.
(8) Adjusted expenses as a percentage of average net assets are expected to decrease as the net assets of the fund grow.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended February 29, 2000 and February 28, 2001 would have been 8.87% and (26.35%), respectively. For Class B, the returns would have been 8.48% and (26.95%), respectively, and for Class C would have been 8.48% and (26.90%), respectively.


18 FUND DETAILS

Core Value Fund

Figures audited by Deloitte & Touche LLP.

----------------------------------------------------------------------------------------------------------------------------
Class A(1) - period ended:                                           2/97       2/98       2/99       2/00       2/01
----------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                $9.47     $10.88     $13.93     $12.36     $10.70
Net investment income (loss)(2)                                      0.23       0.21       0.15       0.13       0.10
Net realized and unrealized gain (loss) on investments               1.77       3.33       1.23      (1.01)      2.04
Total from investment operations                                     2.00       3.54       1.38      (0.88)      2.14
Distributions to shareholders
  From net investment income                                        (0.19)     (0.13)     (0.18)     (0.08)     (0.10)
  From net realized gain                                            (0.40)     (0.36)     (2.77)     (0.70)     (0.03)
                                                                    (0.59)     (0.49)     (2.95)     (0.78)     (0.13)
Net asset value, end of period                                     $10.88     $13.93     $12.36     $10.70     $12.71
Total return(3,4) (%)                                               21.36      32.97       9.87      (8.08)     20.02
Ratios and supplemental data
Net assets, end of period (in millions) ($)                             1          8          7         12         11
Ratio of expenses to average net assets (%)                          0.95       0.95       0.95       0.95       1.30
Ratio of adjusted expenses to average net assets(5,6) (%)            6.39       1.90       1.88       1.89       1.62
Ratio of net investment income (loss) to average net assets (%)      2.26       1.60       1.03       1.09       0.79
Portfolio turnover rate (%)                                            66        119         61         76        131

---------------------------------------------------------------------------------------------
Class B - period ended:                                           2/00(7)          2/01
---------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $13.35        $10.69
Net investment income (loss)(2)                                      0.02         (0.01)
Net realized and unrealized gain (loss) on investments              (2.56)         2.05
Total from investment operations                                    (2.54)         2.04
Distributions to shareholders
   From net investment income                                       (0.02)        (0.01)
   From net realized gain                                           (0.10)        (0.03)
   Total distributions                                              (0.12)        (0.04)
Net asset value, end of period                                     $10.69        $12.69
Total return(3,4) (%)                                              (19.19)(8)     19.02

Ratios and supplemental data
Net assets, end of period (in millions) ($)                             8            15
Ratio of expenses to average net assets (%)                          1.95(9)       2.09
Ratio of adjusted expenses to average net assets(5,6) (%)            2.59(9)       2.41
Ratio of net investment income (loss) to average net assets (%)      0.19(9)      (0.05)
Portfolio turnover rate (%)                                            76           131


                                                                 FUND DETAILS 19

Core Value Fund continued

-------------------------------------------------------------------------------------------
Class C - period ended:                                           2/00(7)          2/01
-------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                               $13.35        $10.69
Net investment income (loss)(2)                                      0.02         (0.01)
Net realized and unrealized gain (loss) on investments              (2.56)         2.04
Total from investment operations                                    (2.54)         2.03
Distributions to shareholders
  From net investment income                                        (0.02)        --(10)
  From net realized gain                                            (0.10)        (0.03)
  Total distributions                                               (0.12)        (0.03)
Net asset value, end of period                                     $10.69        $12.69
Total return(3,4) (%)                                              (19.19)(8)     18.98
Ratios and supplemental data
Net assets, end of period (in millions) ($)                           0.2             2
Ratio of expenses to average net assets (%)                          1.95(9)       2.18
Ratio of adjusted expenses to average net assets(5,6) (%)            2.59(9)       2.50
Ratio of net investment income (loss) to average net assets (%)      0.21(9)      (0.16)
Portfolio turnover rate (%)                                            76           131

(1) Effective July 1, 1999, existing shares of the fund were designated Class A shares. The Fund, which had previously only been sold to institutional investors, also became available for sale to individual investors.
(2)   Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) The total returns would have been lower had certain expenses not been reduced during the periods shown.
(5) Does not take into consideration expense reductions during the periods shown.
(6) Adjusted expenses as a percentage of average net assets are expected to decrease as the net assets of the fund grow.
(7)   Class B and Class C shares began operations on July 1, 1999.
(8)   Not Annualized
(9)   Annualized.
(10)  Less than $0.01.

================================================================================
The following returns are not audited and are not part of the audited financial highlights presented above:

Without the expense reductions, returns for Class A for the periods or years ended February 28, 1997, 1998, 1999, February 29, 2000 and February 28, 2001 would have been 15.92%, 32.02%, 83.94%, (9.02%) and (19.70%), respectively. For
Class B, the returns for the periods or years ended February 29, 2000 and February 28, 2001 would have been (19.83%) and 18.70%, respectively, and for Class C would have been (19.83%) and 18.66%, respectively.


20 FUND DETAILS

For more information

Two documents are available that offer further information on John Hancock equity funds:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By mail:
Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

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